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                              HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST

                         SUPPLEMENT DATED MARCH 1, 2004
                     TO THE PROSPECTUS DATED MARCH 1, 2004

                           HSBC INVESTOR GROWTH FUND
                            HSBC INVESTOR VALUE FUND

The HSBC Investor Growth Fund and the HSBC Investor Value Fund, each described in the Prospectus, have not commenced operations as of the date of this Supplement and are not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE